Note 14 - Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 17, 2022
Other Liabilities, Noncurrent		$ 3,800			$ 3,800		$ 3,800	$ 3,800
Research and Development Expense		1,968	$ 2,110		14,084	$ 5,288	8,341	11,099
Accrued Liabilities, Current		$ 1,650			1,650		1,618	1,552
Stock Issued During Period, Value, Exercise Of Warrants				$ 843			843
Proceeds from Warrant Exercises					$ 0	$ 843	843	0
February 2023 Existing Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 127.08
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	1,236
Stock Issued During Period, Value, Exercise Of Warrants	$ 200
Proceeds from Warrant Exercises	$ 100
Panacea Venture Healthcare Fund I, L.P. [Member] | February 2023 Existing Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 127.08
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	1,236
Stock Issued During Period, Shares, Exercise of Warrants (in shares)	2,472
Stock Issued During Period, Value, Exercise Of Warrants	$ 200
Proceeds from Warrant Exercises	$ 100
AEROSURF Funding Term Sheet [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Nonrefundable Payments									$ 1,000
Other Liabilities, Noncurrent							3,800	3,800
Contractual Obligation, Total							$ 0
Research and Development Expenses for Services Provided [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Research and Development Expense								400
Accrued Liabilities, Current								$ 300
A&R License Agreement With Lee [Member]
Maximum Amount May be Received for Potential Milestone Payments										$ 78,900
Lee’s Pharmaceutical Holdings Limited [Member] | Windtree Therapeutics [Member]
Ownership Percentage							2.00%	13.00%
Panacea [Member] | Windtree Therapeutics [Member]
Ownership Percentage							1.00%	9.00%